CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Subscription receivables CNY (¥)	Accumulated deficit CNY (¥)	Accumulated other comprehensive income (loss) CNY (¥)	CNY (¥) shares	USD ($) shares
Beginning balance at Dec. 31, 2019	¥ 237	¥ 309,102	¥ (35)	¥ (7,639,926)	¥ 139,660	¥ (7,190,962)
Beginning balance (in shares) at Dec. 31, 2019 | shares	369,290,629
Increase (decrease) in stockholders' equity
Issuance of ordinary shares for public offerings, net of issuance costs of RMB 39,316	¥ 87	5,173,926				5,174,013
Issuance of ordinary shares for public offerings, net of issuance costs of RMB 39,316 (in shares) | shares	125,491,548
Conversion of preferred shares upon completion of initial public offering ("IPO")	¥ 311	10,968,364				10,968,675
Conversion of preferred shares upon completion of initial public offering ("IPO") (in shares) | shares	439,646,388
Share issued for exercise of stock options and vest of restricted share units	¥ 4	6,900				6,904
Share issued for exercise of stock options and vest of restricted share units (in shares) | shares	7,021,620
Collection of subscription receivable			¥ 35			35
Share-based compensation		360,078				360,078
Net loss				(1,705,176)		(1,705,176)
Accretion of convertible redeemable preferred shares		(375,649)				(375,649)
Foreign currency translation adjustments					(209,963)	(209,963)
Ending balance at Dec. 31, 2020	¥ 639	16,442,721		(9,345,102)	(70,303)	7,027,955
Ending balance (in shares) at Dec. 31, 2020 | shares	941,450,185
Increase (decrease) in stockholders' equity
Share issued for exercise of stock options and vest of restricted share units	¥ 12	31,742				31,754
Share issued for exercise of stock options and vest of restricted share units (in shares) | shares	14,425,931
Repurchase of ordinary shares	¥ (18)	(968,391)				(968,409)
Repurchase of ordinary shares (in shares) | shares	(28,099,564)
Share-based compensation		207,943				207,943
Net loss				(2,471,127)		(2,471,127)
Foreign currency translation adjustments					(39,487)	(39,487)
Ending balance at Dec. 31, 2021	¥ 633	15,714,015		(11,816,229)	(109,790)	3,788,629
Ending balance (in shares) at Dec. 31, 2021 | shares	927,776,552
Increase (decrease) in stockholders' equity
Issuance of ordinary shares for public offerings, net of issuance costs of RMB 39,316	¥ 69	5,057,691				5,057,760
Issuance of ordinary shares for public offerings, net of issuance costs of RMB 39,316 (in shares) | shares	109,215,017
Share issued for exercise of stock options and vest of restricted share units	¥ 9	10,656				10,665
Share issued for exercise of stock options and vest of restricted share units (in shares) | shares	19,069,453
Repurchase of ordinary shares	¥ (23)	(401,543)				¥ (401,566)	$ (60,145)
Repurchase of ordinary shares (in shares) | shares	(34,137,780)					(34,137,780)	(34,137,780)
Share-based compensation		218,730				¥ 218,730
Net loss				(2,008,005)		(2,008,005)	$ (291,132)
Foreign currency translation adjustments					333,507	333,507	48,354
Ending balance at Dec. 31, 2022	¥ 688	¥ 20,599,549		¥ (13,824,234)	¥ 223,717	¥ 6,999,720	$ 1,014,863
Ending balance (in shares) at Dec. 31, 2022 | shares	1,021,923,242